Interests in Subsidiaries - Schedule of Consolidated Financial Statements Incorporate the Assets, Liabilities (Details)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Mobilicom Ltd (“Mobilicom Israel”) [Member]
Schedule of Consolidated Financial Statements Incorporate the Assets, Liabilities [Line Items]
Mobilicom Ltd, Principal place of business / Country of incorporation		Israel
Mobilicom Inc, Ownership interest		100.00%	100.00%
Mobilicom Inc [Member]
Schedule of Consolidated Financial Statements Incorporate the Assets, Liabilities [Line Items]
Mobilicom Ltd, Principal place of business / Country of incorporation	[1]	United States
Mobilicom Inc, Ownership interest	[1]	100.00%	100.00%

[1]	Incorporated on December 28, 2022, in Delaware